Other income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Other income [Abstract]
Government grants		¥ 79,541	¥ 5,570	¥ 25,356
Others		2,759	749	1,722
Total	$ 12,705	¥ 82,300	¥ 6,319	¥ 27,078